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                            CMG LARGE CAP GROWTH FUND
                             CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND
                            CMG LARGE CAP VALUE FUND
                   (EACH A "FUND", COLLECTIVELY THE "FUNDS")
           SUPPLEMENT TO THE FUNDS' PROSPECTUS DATED DECEMBER 1, 2005

     The third paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" for each Fund is revised in its entirety as follows:

The Fund may invest up to 20% of its total assets in foreign securities, including American Depository Receipts.

ILT-47/106444-0206                                             February 17, 2006